FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PP&E
PP&E	R$ 32,662,912	R$ 33,315,874	R$ 32,370,392	R$ 27,965,837
Net value	40,228,380	40,672,290
Gross value
PP&E
PP&E	84,560,273	70,146,589
Accumulated depreciation
PP&E
PP&E	(44,331,893)	(29,474,299)
Fixed assets in service
PP&E
PP&E			22,199,651	23,945,941
Net value	21,961,301	23,622,099
Fixed assets in service | Gross value
PP&E
PP&E	65,285,197	52,219,345
Fixed assets in service | Accumulated depreciation
PP&E
PP&E	(43,323,896)	(28,597,246)
Fixed assets in service | Right-of-use
PP&E
PP&E	1,107,704	1,255,295
Fixed assets in service | Right-of-use | Gross value
PP&E
PP&E	2,115,701	2,132,348
Fixed assets in service | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (1,007,997)	R$ (877,053)
Dams, reservoirs and water mains
PP&E
Average rate of depreciation	2.16%	2.14%
PP&E	R$ 6,689,554	R$ 6,931,726	7,220,783	7,561,599
Dams, reservoirs and water mains | Gross value
PP&E
PP&E	15,389,704	15,310,958
Dams, reservoirs and water mains | Accumulated depreciation
PP&E
PP&E	R$ (8,700,150)	R$ (8,379,232)
Buildings, civil works and improvements
PP&E
Average rate of depreciation	2.67%	2.54%
PP&E	R$ 3,124,535	R$ 3,282,430	3,432,009	3,736,082
Buildings, civil works and improvements | Gross value
PP&E
PP&E	8,265,536	7,027,708
Buildings, civil works and improvements | Accumulated depreciation
PP&E
PP&E	R$ (5,141,001)	R$ (3,745,278)
Buildings, civil works and improvements | Right-of-use
PP&E
Average rate of depreciation	4.36%	6.89%
PP&E	R$ 156,901	R$ 219,192
Buildings, civil works and improvements | Right-of-use | Gross value
PP&E
PP&E	252,640	271,297
Buildings, civil works and improvements | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (95,739)	R$ (52,105)
Machines and equipment
PP&E
Average rate of depreciation	4.06%	4.33%
PP&E	R$ 11,928,760	R$ 13,067,839	14,132,898	16,530,172
Machines and equipment | Gross value
PP&E
PP&E	40,448,965	29,226,727
Machines and equipment | Accumulated depreciation
PP&E
PP&E	R$ (28,520,205)	R$ (16,158,889)
Machines and equipment | Right-of-use
PP&E
Average rate of depreciation	4.45%	5.04%
PP&E	R$ 946,935	R$ 1,031,839
Machines and equipment | Right-of-use | Gross value
PP&E
PP&E	1,858,606	1,856,245
Machines and equipment | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (911,671)	R$ (824,406)
Others
PP&E
Average rate of depreciation	5.14%	2.55%
PP&E	R$ 218,452	R$ 340,105	593,224	318,104
Others | Gross value
PP&E
PP&E	1,180,992	653,952
Others | Accumulated depreciation
PP&E
PP&E	R$ (962,540)	R$ (313,847)
Others | Right-of-use
PP&E
Average rate of depreciation	2.28%	4.34%
PP&E	R$ 3,868	R$ 4,264
Others | Right-of-use | Gross value
PP&E
PP&E	4,455	4,805
Others | Right-of-use | Accumulated depreciation
PP&E
PP&E	(587)	(542)
Fixed assets in progress and its provision
PP&E
PP&E			10,170,741	4,019,896
Net value	17,159,375	15,794,896
Fixed assets in progress and its provision | Gross value
PP&E
PP&E	17,159,375	15,794,896
Fixed assets in progress
PP&E
PP&E	17,159,375	15,794,896	R$ 14,421,659	R$ 14,124,525
Fixed assets in progress | Gross value
PP&E
PP&E	R$ 17,159,375	R$ 15,794,896